COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expenses				$ 272,444	$ 279,640	$ 264,825
Canadian [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire	Aug. 31, 2020
California [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire		Dec. 31, 2019
US premises [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease expire			Oct. 31, 2020